UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

4500 Cherry Creek Drive South, 5th Floor

                                 Denver, CO 80246

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

4500 Cherry Creek Drive South, 5th Floor

                                 Denver, CO 80246

(Name and address of agent for service)

COPY TO:

Alan Hoffman, Esq.

Winston & Strawn LLP

200 Park Avenue

New York, New York 10166-4193

Registrant’s telephone number, including area code:  (303) 895-3773

Date of fiscal year end:  March 31

Date of reporting period:  March 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Annual Report

March 31, 2015

VERSUS CAPITAL ADVISORS, LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

TABLE OF CONTENTS

Shareholder Letter ............................................................................................................................................................	2
Report of Independent Registered Public Accounting Firm......................................................................................	3
Portfolio of Investments..................................................................................................................................................	4-6
Statement of Assets and Liabilities................................................................................................................................	7
Statement of Operations..................................................................................................................................................	8
Statements of Changes in Net Assets............................................................................................................................	9
Statement of Cash Flows.................................................................................................................................................	10
Financial Highlights..........................................................................................................................................................	11-12
Notes to Financial Statements........................................................................................................................................	13-17
Additional Information....................................................................................................................................................	18-21

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund's privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors.  The Fund collects personal information for business purposes to process requests and transactions and to provide customer service. “Personal Information” is obtained from the following sources:

•       Investor applications and other forms, which may include your name(s), address, social security number or tax identification number.

•       Written and electronic correspondence, including telephone contacts; and

•       Transaction history, including information about the Fund's transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees who need to know that information in order to process transactions and service accounts.  Employees are required to maintain and protect the confidentiality of Personal Information.  The Fund maintains physical, electronic and procedural safeguards to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts.  The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only if the entity is under contract to perform transaction processing, servicing or maintaining investor accounts on behalf of the Fund.  The Fund may also disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Shareholder Letter

March 31, 2015

Dear Shareholder,

Enclosed please find the audited annual financial statements for the Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) for the fiscal year ended March 31, 2015. This fiscal year saw substantial growth in the assets of the Fund, having reached total assets under management of $158 million as of March 31, 2015 up $109 million or 222% from a year earlier.

The Fund’s total return for its I-Shares for the fiscal year ended March 31, 2015 was 8.74% net of fees. Total gross asset value of the underlying real estate in the Private Real Estate Funds in which the Fund is now invested is over $52 billion and is comprised of 726 property investments.

We were pleased to see that our investment managers and sub-advisers (“Investment Managers”) in our portfolio collectively made 115 investments totaling $10.8 billion during 2014. We analyzed these transactions for the types of properties purchased, the locations of the properties, the going-in cap rates and the anticipated unlevered stabilized yields for the assets. The Investment Managers were active buyers across a wide swath of property types and locations. In fact, Investment Manager’s investment activity in 2014 was approximately 1/3rd in Gateway Markets, 1/3rd in Core Markets, and 1/3rd in Secondary Markets & Debt/Value Add deals.  Gateway purchases were consistent over the last two years as these high-barrier markets continue to experience above average job and population growth which are the key drivers of real estate demand.  Purchases in Core Markets were down in 2014 compared to 2013 as managers increased their allocations to Value-Add investments during 2014.

Looking at the data from 2014, we can see that our Investment Managers are being disciplined in their acquisitions in the Gateway Markets where they are still buying at average cap rates above 5%.  In addition, they are buying properties with upcoming lease roll or some near-term vacancy which is attractive in these markets at this point in the cycle. They are broadening out their acquisitions to include additional core & secondary markets, as well as investing in subordinated debt opportunities to drive higher income returns.  They are also selectively pursuing a limited number of value-added opportunities with projected higher total returns.  This activity gives us comfort that Investment Managers are actively and carefully building high quality, well-diversified real estate portfolios with attractive income profiles.

Each of our Investment Managers spends considerable effort and resources deciding what investment strategy to take based on where we are in the real estate cycle and what they expect will drive demand for real estate in the future.  As part of our ongoing investment process, we work with each of our Investment Managers to understand where they are seeing the best opportunities at each point in the cycle. Analyzing economic growth, the employment cycle, current capital market conditions, and commercial real estate fundamentals leads us to the conclusion that we are currently moving out of the recovery phase and into the expansion phase in the real estate cycle.   This phase is characterized by improving occupancy, rising rents, and increasing real estate values.   In short, we believe this remains a favorable environment for real estate investors, and we continue to be excited about the prospects for the asset class over the next 3 to 5 years.

We expect the fiscal year ending March 31, 2016 to be another successful year for the Fund. Real estate market fundamentals remain attractive as strong leasing demand and increasing occupancy and rent levels continue to drive value increases across all property sectors. We believe real estate is and always has been an important part of a diversified portfolio.  On behalf of the entire Versus Capital team, I would like to thank you for your continued support of the Fund.

Sincerely,

Mark Quam

Chief Executive Officer

The Fund’s total return quoted above is for I-Shares (VCMIX).  Total return includes changes in share price and reinvestment of distributions paid by the Fund.  Past Performance does not guarantee future results.  Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.  Cap rate is the annualized ratio of net operating income to property value.

                                                                                                            2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM To The Board of Directors and Shareholders Versus Capital Multi-Manager Real Estate Income Fund LLC	Grant Thornton LLP 175 W Jackson Boulevard, 20th Floor Chicago, IL 60604-2687 T 312.856.0200 F 312.565.4719 GrantThornton.com linkd.in/GrantThorntonUS twitter.com/GrantThorntonUS

We have audited the accompanying statement of assets and liabilities of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”), including the portfolio of investments, as of March 31, 2015, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the three years in the period then ended and for the period from December 9, 2011 (commencement of operations) through March 31, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2015, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Versus Capital Multi-Manager Real Estate Income Fund LLC as of March 31, 2015, and the results of its operations and its cash flows for the year then ended, changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended and for the period from December 9, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

May 27, 2015

Grant Thornton LLP

U.S. member firm of Grant Thornton International Ltd

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – March 31, 2015

Shares		Value	Shares		Value
Private Investment Funds * - 68.8%				Diversified – (continued)
	Diversified – 68.8%		19,201	Spirit Realty Capital, Inc., REIT.......................	$ 231,948
23,840	AEW Core Property Trust (U.S.), Inc. ...................	$ 20,219,342	22,611	Sponda OYJ, (Finland)	97,006
12,158	Clarion Lion Properties Fund LLC.........................	14,509,862	72,144	Stockland, REIT (Australia).............................	247,268
51,076	Cornerstone Patriot Fund LP.................................	5,563,248	2,000	Vornado Realty Trust, REIT.............................	224,000
2,589	Harrison Street Core Property Fund........................	3,023,490			5,140,768
11,798	Heitman America Real Estate LP...........................	12,088,306		Health Care – 1.3%
40	Invesco Core Real Estate USA...............................	5,875,369	9,124	Aviv, Inc., REIT............................................	333,026
43,624	Invesco Real Estate Asia Fund (Cayman Islands)......	4,605,556	5,200	HCP, Inc., REIT............................................	224,692
3,704,554	J.P. Morgan Real Estate Growth............................	4,762,204	4,499	Health Care REIT, Inc., REIT...........................	348,043
226,475	RREEF America REIT II, LP................................	23,105,006	20,743	Leisureworld Senior Care Corp. (Canada)............	242,879
834,992	Torchlight Value Fund.........................................	5,219,951	3,271	Omega Healthcare Investors, Inc., REIT..............	132,704
532	Trumbull Income Property Fund, LP......................	5,786,149	23,389	Primary Health Properties PLC, REIT
_	US Government Building, LP**...........................	4,100,829		(United Kingdom)........................................	140,428
	Total Private Investment Funds.............................	108,859,312	6,884	Sabra Health Care, Inc., REIT..........................	228,205
	(Cost $103,984,468)		6,700	Senior Housing Properties Trust, REIT..............	148,673
			3,200	Ventas, Inc., REIT.........................................	233,664
Common Stocks – 11.8%					2,032,314
	Apartments – 1.2%			Hotels – 0.7%
5,369	Apartment Investors & Management Co., REIT.......	211,324	4,919	Chatham Lodging Trust, REIT.........................	144,668
2,000	AvalonBay Communities, Inc., REIT.....................	348,500	9,550	Host Hotels & Resorts, Inc., REIT....................	192,719
13,400	Bluerock Residential Growth REIT, Inc..................	178,622	1,600	Hyatt Hotels Corp, ***...................................	94,752
35,857	Campus Crest Communities, Inc., REIT.................	256,736	25,051	InnVest Real Estate Investment Trust, REIT
4,800	Equity Residential, REIT.....................................	373,728		(Canada).....................................................	114,124
478	Essex Property Trust, Inc., REIT...........................	109,892	391,500	Langham Hospitality Investments, Ltd.
90	Invincible Investment Corp., REIT (Japan)..............	46,150		(Hong Kong)...............................................	184,321
37	Kenedix Residential Investment Corp., REIT (Japan)	114,916	2,800	Lasalle Hotel Properties, REIT.........................	108,808
850	Mid-America Apartment Communities, Inc., REIT...	65,680	3,900	RLJ Lodging Trust, REIT...............................	122,109
600	Post Properties, Inc., REIT...................................	34,158	800	Starwood Hotels & Resorts Worldwide, Inc........	66,800
5,800	UDR Inc., REIT.................................................	197,374			1,028,301
		1,937,080		Mortgages – 0.4%
	Diversified – 3.3%		18,006	Apollo Commercial Real Estate Finance , Inc.,
1,031	Altarea, REIT (France)........................................	196,218		REIT......................................................	309,343
22,866	Atrium European Real Estate, Ltd. (Jersey).............	106,976	14,473	Starwood Property Trust, Inc., REIT.................	351,694
23,704	British Land Co., PLC, REIT (United Kingdom)....	292,727			661,037
5,619	Crombie Real Estate Investment Trust, REIT			Office Properties – 1.7%
	(Canada).......................................................	59,804	2,600	Alexandria Real Estate Equities, Inc., REIT........	254,904
204,175	Cromwell Property Group, REIT (Australia)...........	176,504	14,103	Alstria Office REIT (Germany) ........................	198,575
2,610	Digital Realty Trust, Inc., REIT...........................	172,156	10,350	BioMed Realty Trust, Inc., REIT......................	234,531
15,326	Dream Office Real Estate Investment Trust, REIT		1,750	Boston Properties, Inc., REIT..........................	245,840
	(Canada).......................................................	318,851	6,550	Brandywine Realty Trust, REIT........................	104,669
8,338	Duke Realty Corporation, REIT............................	181,518	2,700	Columbia Property Trust, Inc., REIT.................	72,954
5,645	EPR Properties, REIT.........................................	338,869	4,050	Douglas Emmett, Inc., REIT............................	120,730
16,985	Hamborner REIT AG, REIT (Germany)..................	187,105	62,073	Industria REIT, REIT (Austria) ........................	94,556
327,000	Hui Xian Real Estate Investment Trust, REIT	178,279	174,400	Keppel, REIT (Singapore) ...............................	152,498
	(Hong Kong)................................................		600	Kilroy Realty Corp., REIT..............................	45,702
54	Kenedix Realty Investment Corp, REIT (Japan)	296,260	14,295	Mack-Cali Realty Corp., REIT.........................	275,608
133,774	Kiwi Property Group, Ltd., (New Zealand).............	129,513	123	Orix Jreit, Inc., REIT (Japan) ..........................	176,396
2,450	Liberty Property Trust, REIT...............................	87,465	48	Premier Investment Corp., REIT (Japan) ...........	276,550
29,335	Londonmetric Property PLC, (United Kingdom)......	70,408	1,,100	SL Green Realty Corp, REIT...........................	141,218
247,500	Mapletree Greater China Commercial Trust,		346,100	Ticon Industrial Connection PCL (Thailand).......	160,606
	REIT (Singapore)............................................	187,561	285,000	Yuexiu Real Estate Investment Trust, REIT
189,300	Mapletree Logistics Trust, REIT (Singapore)...........	171,734		(Hong Kong) ...........................................	162,486
4,799	Mercialys SA, (France)........................................	121,959			2,717,823
4,834	Outfront Media, Inc., REIT..................................	144,633		Regional Malls – 0.8%
488,000	Prosperity REIT, (Hong Kong) ............................	177,508	98,560	CapitaRetail China Trust, REIT (Singapore).......	115,628
301,600	Religare Health Trust (Singapore)..........................	239,548	5,950	General Growth Properties, Inc., REIT...............	175,822
66,412	Scentre Group, REIT (Austrailia)..........................	189,178	1,900	Macerich Company, The, REIT........................	160,227
31,419	Segro PLC, (United Kingdom).............................	194,303	3,800	Simon Property Group, Inc., REIT....................	743,432
205,800	Soilbuild Business Space, REIT (Singapore)...........	121,469	1,600	Taubman Centers, Inc., REIT...........................	123,408
					1,318,517

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Portfolio of Investments – March 31, 2015 (continued)
Shares		Value	Shares		Value
	Residential – 0.1%			Hotels – (continued)
2,650	Equity Lifestyle Properties, Inc., REIT.............	$ 145,617	1,900	Hospitality Properties Trust, REIT,
				Series D, 7.13%.....................................	$ 50,274
	Shopping Centers – 1.1%		2,900	Lasalle Hotel Properties, REIT, Series H, 7.50%	74,559
6,550	Brixmor Property Group, Inc., REIT................	173,902	300	Summit Hotel Properties, Inc., REIT,
73,576	Charter Hall Retail, REIT (Australia) ...............	240,408		Series A, 9.25%........................................	8,250
52,146	Citycon OYJ (Finland)..................................	169,555	30,079	Sunstone Hotel Investors Inc., REIT,
9,000	DDR Corp., REIT........................................	167,580		Series D 8.0%..........................................	785,062
96,438	Guangzhou R&F Properties Co., Ltd. (China)	98,893			1,279,453
87	Japan Retail Fund Investment Corp., REIT (Japan)	173,079		Office Properties – 0.3%
6,000	Kimco Realty Corp., REIT.............................	161,100	2,150	Alexandria Real Estate Equities, Inc., REIT
4,850	Kite Realty Group Trust, REIT.......................	136,624		Series E, 6.45%........................................	55,814
195,096	Redefine Properties, Ltd., REIT (South Africa)	199,455	650	Brandywine Realty Trust, REIT, Series E, 6.90%	17,209
1,600	Regency Centers Corp., REIT.........................	108,864	4,050	Corporate Office Properties Trust, REIT,
4,550	Retail Opportunity Investments Corp., REIT....	83,265		Series L, 7.38%........................................	106,312
		1,712,725	350	Equity Commonwealth, REIT, Series E, 7.25%	9,124
	Storage – 0.4%		950	First Potomac Realty Trust, REIT,
10,350	CubeSmart, REIT.........................................	249,952		Series A, 7.75%........................................	24,372
1,150	Extra Space Storage, Inc., REIT......................	77,705	9,900	Hudson Pacific Properties Inc., REIT,
1,850	Public Storage, REIT....................................	364,709		Series B, 8.38%........................................	258,885
		692,366	1,350	Kilroy Realty Corp., REIT, Series G, 6.88%......	34,965
	Warehouse / Industrial – 0.8%		300	Kilroy Realty Corp., REIT, Series H, 6.38%......	7,659
129,800	AIMS AMP Capital Industrial, REIT,				514,340
	(Singapore) ..............................................	140,928		Regional Malls – 0.2%
47,407	Australian Industrial REIT (Australia) .............	84,492	8,596	CBL & Associates Properties Inc., REIT
2,150	DCT Industrial Trust, Inc. REIT ....................	74,519		Series D, 7.38%........................................	217,135
162,768	Macquarie Mexico Real Estate Management	256,421	400	General Growth Properties, Inc., REIT
	SA de CV, REIT (Mexico) ........................			Series A, 6.38%........................................	10,200
9,423	Prologis, Inc., REIT.....................................	410,466	5,250	Taubman Centers Inc., REIT, Series J, 6.50%.....	135,555
3,878	QTS Realty Trust, Inc., REIT, Class A............	141,198			362,890
9,588	STAG Industrial Inc., REIT...........................	225,510		Residential – 0.1%
		1,333,534	3,250	Equity Lifestyle Properties, Inc., REIT
	Total Common Stocks	18,720,082		Series C, 6.75%........................................	86,125
	(Cost $18,459,424)		300	Sun Communities, Inc., REIT, Series A, 7.13%	7,758
					93,883
Preferred Stock – 2.8%				Shopping Centers – 0.7%
	Apartments – 0.2%		3,012	Akelius Residential AB, 5.0% (Sweeden)...........	120,660
	Apartment Investors & Management Co., REIT		3,200	Inland Real Estate Corp., REIT Series B, 6.95%.	82,272
5,100	Series A, 6.88%.....................................	136,476	450	Kimco Realty Corp., REIT, Series H, 6.90%......	11,524
2,550	Series Z, 7.00%.....................................	65,382	1,900	Kite Realty Group Trust REIT, Series A, 8.25%..	49,410
2,050	Campus Crest Communities, Inc., REIT		2,900	Regency Centers Inc., REIT, Series 6, 6.63%......	76,241
	Series A, 8.00%.....................................	51,926	2,450	Saul Centers Inc., REIT, Series C, 6.88%..........	65,121
550	Essex Property Trust, Inc., REIT, Series H, 7.13%	14,729		Urstadt Biddle Properties, Inc., REIT,
		268,513	7,900	Series F, 7.13%.......................................	209,429
	Diversified – 0.2%		7,550	Series G, 6.75%.......................................	198,112
3,000	National Retail Properties, Inc., REIT,		6,112	Weingarten Realty Investors, REIT,
	Series D, 6.63%	78,780		Series F, 6.50%.......................................	154,389
50	PS Business Parks, Inc. REIT, Series R, 6.88%	1,285	1,800	WP Glimcher, Inc., REIT Series G, 8.13%.........	42,368
6,200	PS Business Parks, Inc. REIT, Series S, 6.45%	161,200	1,691	WP Glimcher, Inc., REIT Series H, 7.50%.........	47,790
600	Retail Properties of America, Inc., REIT,				1,057,316
	Series A, 7.00%....................................	15,738		Storage – 0.0%
2,750	Vornado Realty Trust, REIT, Series J, 6.88%.	72,023	3,400	CubeSmart, REIT Series A, 7.75%...................	91,460
		329,026
	Health Care – 0.1%			Warehouse / Industrial – 0.2%
4,500	Sabra Health Care, Inc., REIT, Series A, 7.13%	119,700	8,429	STAG Industrial Inc., REIT, Series A, 9.00%.....	231,798
			450	STAG Industrial Inc., REIT, Series B, 6.63%.....	11,511
	Hotels – 0.8%		2,238	Terreno Realty Corp., REIT, Series A, 7.75%.....	58,893
13,583	Ashford Hospitality Trust Inc., REIT,				302,202
	Series E, 9.00%......................................	361,308		Total Preferred Stock..................................	4,418,783
				(Cost $4,434,855)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC
Portfolio of Investments – March 31, 2015 (continued)
Par		Value		Value
Corporate Debt – 1.4%
	Apartments – 0.3%		Total Investments – 95.7%..........................	$ 151,469,686
$ 319,000	Camden Property Trust, REIT, 5.70%, 5/15/2017....	$ 347,057	(Cost $146,307,003)
45,000	EPR Operating LP, REIT, 5.75%, 6/15/2017..........	49,325
2,000	Post Apartment Homes LP, REIT, 4.75%, 10/15/2017	2,148	Other Assets Net of Liabilities 4.3%..............	6,795,780
		398,530
	Health Care – 0.8%		Net Assets – 100.0%....................................	$ 158,265,466
	HCP Inc., REIT,
579,000	6.30%, 9/15/2016 .......................................	621,123
213,000	6.00%, 1/30/2017 .......................................	230,133
125,000	5.63%, 5/01/2017 .......................................	135,712	* Non-Tradable Securities.
	Healthcare Realty Trust Inc., REIT		** Partnership is not designated in units. The Fund owns less than 1%.
190,000	6.50%, 1/17/2017 .......................................	206,752	*** Non-income producing security.
	Senior Housing Properties Trust, REIT,
20,000	6.75%, 4/15/2020........................................	22,845	Portfolio Abbreviations:
		1,216,565	LP – Limited Partnership
	Office Properties – 0.2%		PLC – Public Limited Company
12,000	Highwoods Realty LP, REIT, 7.50%, 4/15/2018	13,879	REIT – Real Estate Investment Trust
285,000	Select Income REIT, REIT, 2.85%, 2/1/2018	287,629
15,000	SL Green Realty Corp., REIT,
	7.75%, 3/15/2020	18,227		% of
		319,735	Industry	Net Assets
	Shopping Centers – 0.1%		Diversified....................................................	72.2%
75,000	DDR Corp., REIT, 7.50%, 4/1/2017...............	83,419	Short-Term Investments..................................	10.9%
40,000	Equity One, Inc. REIT, 6.25%, 1/15/2017........	43,024	Office Properties............................................	2.3%
26,000	Kimco Realty Corp., REIT, 5.70%,, 5/1/2017..	28,198	Health Care...................................................	2.2%
78,000	Regency Centers LP, REIT, 5.88%, 6/15/2017..	85,314	Shopping Centers...........................................	1.9%
		239,955	Apartments...................................................	1.7%
	Total Corporate Debt	2,174,785	Hotels..........................................................	1.5%
	(Cost $2,131,532)		Regional Malls..............................................	1.0%
			Warehouse/Industrial.......................................	1.0%
Short-Term Investments – 10.9%			Storage.........................................................	0.4%
260,377	BlackRock Liquidity Funds TempFund Portfolio	260,377	Mortgages.....................................................	0.4%
17,036,347	Goldman Sachs Financial Square Funds –		Residential....................................................	0.2%
	Prime Obligations Fund...........................	17,036,347	Other Assets Net of Liabilities..........................	4.3%
	Total Short-Term Investments......................	17,296,724		100.0%
	(Cost $17,296,724)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Statement of Assets and Liabilities March 31, 2015
ASSETS:
Investments:
..... Investment in securities at cost........................................................................................................	$ 146,307,003
..... Net unrealized appreciation..............................................................................................................	5,162,683
..... Total investment in securities at value..............................................................................................	151,469,686

Cash......................................................................................................................................................	130
Foreign currency (cost $10,131)...........................................................................................................	10,066

Receivables for:
Investments sold................................................................................................................................	5,484,372
Dividends and interest.......................................................................................................................	1,119,628
Fund shares sold...............................................................................................................................	734,022
From Adviser....................................................................................................................................	215,863
Reclaims............................................................................................................................................	3,109
Total receivables	7,556,994
Total Assets.....................................................................................................................................	159,036,876

LIABILITIES:
Payables for:
Investments purchased......................................................................................................................	511,119
Administrative fees............................................................................................................................	19,828
Audit and tax fees..............................................................................................................................	61,106
Legal fees..........................................................................................................................................	11,077
Custodian fees...................................................................................................................................	11,771
Distribution fees................................................................................................................................	3,070
Directors’ fees...................................................................................................................................	91,501
Registration fees ...............................................................................................................................	892
Printing fees......................................................................................................................................	28,808
Transfer agent fees............................................................................................................................	12,539
Accrued expenses and other liabilities...............................................................................................	19,699
Total Liabilities................................................................................................................................	771,410
NET ASSETS......................................................................................................................................	$ 158,265,466

NET ASSETS consist of:
Paid-in capital........................................................................................................................................	$ 152,107,005
Accumulated net investment loss	(28,252)
Accumulated net realized gain on investments and foreign currency	1,025,520
Net unrealized appreciation on investments and foreign currency	5,161,193
TOTAL NET ASSETS.......................................................................................................................	$ 158,265,466

Class F-Shares
Net Assets.........................................................................................................................................	$ 1,688,571
Shares of beneficial interest outstanding (unlimited authorization)....................................................	63,983
Net asset value and redemption price per share (Net Assets/Shares Outstanding)*......................	$ 26.39

Class I-Shares
Net Assets.........................................................................................................................................	$ 156,576,895
Shares of beneficial interest outstanding (unlimited authorization)....................................................	5,914,487
Net asset value and redemption price per share (Net Assets/Shares Outstanding)........................	$ 26.47
* Redemption price per share is subject to an early withdrawal charge if redeemed within one year of purchase.

See Accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Statement of Operations March 31, 2015
Investment Income:
Dividends income........................................................................................................................................	$ 4,029,722
Interest income............................................................................................................................................	43,492
Less: foreign taxes withheld........................................................................................................................	(40,336)
Total Investment Income.........................................................................................................................	4,032,878

Expenses:
Adviser fees (Note 3)..................................................................................................................................	1,185,517
Administrative fees......................................................................................................................................	113,345
Distribution fees (Note 3)............................................................................................................................	10,646
Director's fees (Note 3)...............................................................................................................................	91,500
Transfer agent fees......................................................................................................................................	163,250
Custodian fees.............................................................................................................................................	81,151
Registration fees..........................................................................................................................................	29,568
Audit and tax fees........................................................................................................................................	72,435
Legal fees....................................................................................................................................................	91,516
Printing fees................................................................................................................................................	23,090
Insurance fees..............................................................................................................................................	31,521
Other expenses............................................................................................................................................	45,788
Total Expenses.......................................................................................................................................	1,939,327
Fees waived or reimbursed by Adviser (Note 3).........................................................................................	(438,038)
Net Expenses..........................................................................................................................................	1,501,289
Net Investment Income................................................................................................................................	2,531,589
Net Realized and Unrealized Gain (Loss) on Investments........................................................................
Net realized gain on investments.................................................................................................................	2,137,548
Net realized loss on foreign currency transactions.......................................................................................	(27,983)
Net change in unrealized appreciation on investment securities and foreign currency.................................	4,129,486
Net Realized and Unrealized Gain on Investments...................................................................................	6,239,051
Net Increase in Net Assets Resulting from Operations.............................................................................	$ 8,770,640

See Accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Statements of Changes in Net Assets For the Years Ended March 31, 2015 and 2014
Increase in Net Assets:	2015 .	2014 .
From Operations:
Net investment income....................................................................................................	$ 2,531,589	$ 813,563
Net realized gain (loss) on investment securities.............................................................	2,109,565	(190,710)
Net change in unrealized appreciation on investments and foreign currency...................	4,129,486	861,456
Net increase in net assets resulting from operations.....................................................	8,770,640	1,484,309

Distributions to Shareholders from:
Net investment income, Class F-Shares..........................................................................	(43,185)	(21,129)
Net investment income, Class I-Shares...........................................................................	(3,394,425)	(759,318)
Return of capital, Class F-Shares....................................................................................	(14,331)	(15,065)
Return of capital, Class I-Shares.....................................................................................	(1,126,416)	(541,411)
........................................................................................................... Total Distributions	(4,578,357)	(1,336,923)

Capital Share Transactions:
Class F-Shares:
Shares issued..................................................................................................................	491,264	644,721
Reinvested dividends......................................................................................................	35,106	19,747
Shares redeemed.............................................................................................................	(6,103)	(129,217)
Total Class F-Shares	520,264	555,251

Class I-Shares:
Shares issued..................................................................................................................	113,273,708	38,416,029
Reinvested dividends......................................................................................................	359,835	218,153
Shares redeemed.............................................................................................................	(8,704,702).	(953,032).
Total Class I-Shares	104,928,841	37,681,150

Net Increase in Net Assets Resulting From Capital Share Transactions	105,449,105	38,236,401
Total increase in net assets	109,641,388	38,383,787

Net Assets:
Beginning of year............................................................................................................	$ 48,624,078	$ 10,240,291
End of year......................................................................................................................	$ 158,265,466	$ 48,624,078
Accumulated net investment loss....................................................................................	$ (28,252)	$ (14,811)

Share Transactions:
Class F-Shares:
Shares sold......................................................................................................................	19,059	26,375
Shares issued in reinvestment of dividends	1,372	789
Shares redeemed.............................................................................................................	(234)	(5,174)
Net Increase in Class F-Shares...........................................................................................	20,197	21,990

Class I-Shares:
Shares sold......................................................................................................................	4,372,997	1,520,310
Shares issued in reinvestment of dividends.....................................................................	13,995	8,655
Shares redeemed.............................................................................................................	(338,106)	(38,124)
Net Increase in Class I-Shares............................................................................................	4,048,886	1,490,841

Net Increase in Shares of Beneficial Interest Outstanding...........................................	4,069,083	1,512,831

See Accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Statement of Cash Flows For the Year Ended March 31, 2015
Cash Flows Provided by Operating Activities:
.... Net increase in net assets resulting from operations.................................................................................	$ 8,770,640

Adjustments to reconcile net increase in net assets resulting .... from operations to net cash used in operating activities:
.... Purchases of investment securities...........................................................................................................	(123,257,194)
.... Proceeds from disposition of investment securities..................................................................................	34,888,878
.... Net purchases of short-term investment securities...................................................................................	(15,774,020)
.... Change in net unrealized appreciation (depreciation) on securities...........................................................	(4,129,486)
.... Net realized gain from investments sold...................................................................................................	(2,137,548)
.... Net realized loss on foreign currency transactions...................................................................................	27,983
.... Net amortization/(accretion) of premium/(discount).................................................................................	72,477
.... Increase in dividends and interest receivable............................................................................................	(825,291)
.... Increase in receivable from Advisor.........................................................................................................	(68,584)
.... Increase in other assets............................................................................................................................	(2,867)
.... Decrease in administration fees payable...................................................................................................	(41,333)
.... Increase in audit and tax fees payable......................................................................................................	26,206
.... Decrease in legal fees payable..................................................................................................................	(915)
.... Decrease in custodian fees payable..........................................................................................................	(16,679)
.... Increase in distribution fees payable........................................................................................................	1,100
.... Increase in director's fees payable............................................................................................................	24,464
.... Increase in registration fees payable.........................................................................................................	892
.... Decrease in printing fees payable.............................................................................................................	(828)
.... Decrease in transfer agent fees payable....................................................................................................	(71,369)
.... Decrease in offering costs........................................................................................................................	(11,660)
.... Decrease in accrued expenses and other liabilities...................................................................................	(8,754)
.... Net cash used in operating activities......................................................................................................	(102,533,888)
.... Effect of exchange rate changes on foreign currency...............................................................................	(26,815)

Cash Flows From Financing Activities:
.... Proceeds from shares sold.......................................................................................................................	113,390,246
.... Payments of shares redeemed..................................................................................................................	(8,710,805)
.... Dividends paid (net of reinvestment of dividends)...................................................................................	(4,183,419)
.... Net cash provided by financing activities............................................................................................	100,496,022
.... Net decrease in cash............................................................................................................................	(2,064,681)

Cash and Foreign Currency:
.... Beginning of year.....................................................................................................................................	2,074,877
.... End of year...............................................................................................................................................	$ 10,196

Supplemental Disclosure of Cash Flow Information:
.... Reinvestment of dividends.......................................................................................................................	$ 394,938

See Accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Financial Highlights Class F-Shares

	Year Ended March 31, 2015	Year Ended March 31, 2014	Year Ended March 31, 2013	Period Ended March 31, 2012*

Net Asset Value, Beginning of Period	$ 25.41	$ 25.78	$ 25.00	$ 25.00
Income from investment operations.....................................
....... Net investment income (a) ...........................................	0.45	0.50	1.00	– (b)
Net realized and unrealized gain...................................	1.61	0.20	0.36	– .
Total from investment operations.........................................	2.06	0.70	1.36	– .

Distribution from Net Investment Income...........................	(0.81)	(0.62)	(0.58)	– .
Return of Capital.................................................................	(0.27)	(0.45)	– .	– .
Early withdrawal charges....................................................	– (b).	– (b).	– .	– .

Net Asset Value, End of Period	$ 26.39	$ 25.41	$ 25.78	$ 25.00
Total Return Based on Net Asset Value.........................	7.92%	2.80%	5.48%	0.00% (c)
Ratios and Supplemental Data: ......................................
Net Assets at end of period (000’s) ....................................	$ 1,689	$ 1,112	$ 562	$ 475
Ratios of gross expenses to average net assets....................	2.64%	4.05%	30.66%	703.30% (d)
Ratios of net expenses to average net assets........................	2.21%	2.05%	0.66%	0.00% (d)
Ratios of net investment income to average net assets ........	1.75%	2.01%	3.99%	0.10% (d)
Portfolio turnover rate.........................................................	39.83%	62.38%	23.54%	0.00% (c)

*        Period from December 9, 2011 (Inception) to March 31, 2012

(a)        Per Share amounts are calculated based on average outstanding shares.

(b)        Less than $0.005 per share.

(c)        Not annualized.

(d)        Annualized

See Accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC Financial Highlights Class I-Shares

	Year Ended March 31, 2015	Year Ended March 31, 2014	Period Ended March 31, 2013

Net Asset Value, Beginning of Period	$ 25.47	$ 25.83	$ 24.91
Income from investment operations
Net investment income (a)	0.64	0.67	0.83
Net realized and unrealized gain	1.62	0.22	0.74
Total from investment operations	2.26	0.89	1.57

Distribution from Net Investment Income	(0.95)	(0.73)	(0.65)
Return of Capital	(0.31)	(0.52)	– .

Net Asset Value, End of Period	$ 26.47	$ 25.47	$ 25.83
Total Return Based on Net Asset Value	8.74%	3.56%	6.37% (b)
Ratios and Supplemental Data:
Net Assets at end of period (000’s)	$ 156,577	$ 47,512	$ 9,678
Ratios of gross expenses to average net assets	1.89%	3.30%	29.91% (c)
Ratios of net expenses to average net assets	1.46%	1.30%	0.17% (c)
Ratios of net investment income to average net assets	2.50%	2.68%	4.48% (c)
Portfolio turnover rate	39.83%	62.38%	23.54% (b)

* The Fund began issuing Class I-Shares on July 10, 2012 (a) Per Share amounts are calculated based on average outstanding shares. (b) Not annualized. (c) Annualized

See Accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LC

Notes to Financial Statements

March 31, 2015

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, continuously offered, closed-end management investment company that provides liquidity through a quarterly repurchase policy. The Fund’s investment objectives are to seek consistent current income, capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value up to a total of $750,000,000.  The Fund was declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on December 9, 2011, (the “Effective Date”) and accordingly, the Fund commenced its investment operations.

The Fund is currently registered to offer two classes of shares, the F-Share Class (the “F-Shares”) and the I-Share Class (the “I-Shares”). The F-Shares subject to an early withdrawal charge of 2.00% of the aggregate net asset value (“NAV”) of Class F-Shares repurchased during the first year following an initial purchase. For the year ended March 31, 2015 F-Shares had early withdrawal charges in the amount of $121.

NOTE 2.  SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation - Consistent with Section 2(a)(41) of the 1940Act, the Funds price their securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price.  Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their bid prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations.  Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate.  These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing NAV.

As a general matter, the Fund records the fair value of its interests in certain investment funds based on the NAV provided by the Investment Managers and their agents.  These fair value calculations will involve significant professional judgment by the Investment Managers in the application of both observable and unobservable attributes, the calculated net asset values of the Investment Funds' assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of Investment Funds, and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. Furthermore, the Board and the Adviser may not have the ability to assess the accuracy of these valuations.

The Fund's use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

March 31, 2015 (continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•       Level 1 – unadjusted quoted prices in active markets for identical securities

•       Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. It is the Fund's policy to recognize transfers in and out of the levels at the value at the (end or beginning) of the period. For the year ended March 31, 2015, there were no transfers between levels.  A summary of inputs used to value the Fund’s investments as of March 31, 2015 is as follows:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	03/31/2015	Price	Inputs	Inputs
Common Stocks *...........................................................	18,720,082	$ 18,720,082	$ – .	$ – .
Preferred Stocks *...........................................................	4,418,783	4,418,783	– .	– .
Corporate Debt *.............................................................	2,174,785	– .	2,174,785	– .
Short-Term Investments..................................................	17,296,724	17,296,724	– .	– .
Subtotal............................................................................	$ 42,610,374	$ 40,435,589	$ 2,174,785	$ – .
Private Investment Funds*(1)...........................................	$ 108,859,312
Total	$ 151,469,686

* See Schedule of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges. There were no transfers between categories during the year ended March 31, 2015.

(1)       Management has elected to adopt ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) — a consensus of the Emerging Issues Task Force issued, on May 1, 2015.  The guidance in this standard is effective for interim and annual periods beginning after December 15, 2015, however early adoption is permitted.  In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent) have not been classified in the fair value hierarchy.  The fair value amount presented in this table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the statement of assets and liabilities.

Commitments – The Fund has unfunded commitments of $132,325,000 to ten of the Private Investment Funds. The commitments will be funded when called through current assets at that time.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests.

Securities are accounted for on a trade date basis. The cost of securities sold is determined and gain (losses) are based upon the specific identification method.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

March 31, 2015 (continued)

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time).  Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).  Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions.  The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds, together with any dividends or interest income earned from such investments. A portion of any dividend may be a return of capital or from other capital sources.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the year ended March 31, 2015, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund is not subject to examination by the U.S. federal tax authorities for the fiscal years before 2011. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Regulated Investment Company Modernization Act of 2010 (“Modernization Act”) was signed into law on December 22, 2010. Under the Modernization Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (Fiscal Years 2012 through 2013 for the Fund) indefinitely. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term under previous law.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.  As of March 31, 2015, permanent differences identified and reclassified among the components of net assets were to increase undistributed net investment income by $892,580, and to decrease accumulated net realized gain (loss) by $892,580.

For the year ended March 31, 2015, tax character of the distribution paid by the Fund was $2,802,482 of ordinary income dividends, $635,128 of long-term capital gains and $1,140,747 of return of capital. For the year ended March 31, 2014, tax character of the distribution paid by the Fund was $773,801 of ordinary income dividends, $6,646 of long-term capital gains and $556,476 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

As of March 31, 2015, the Fund had no capital loss carryovers available to offset possible future capital gains.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the fiscal year ended March 31, 2015, the Fund did not incur any qualified late year losses.

As of March 31, 2015, the gross unrealized appreciation and depreciation and net unrealized (depreciation) on a tax basis was $7,577,911, ($1,393,149) and $6,184,762, respectively.  The aggregate cost of securities for federal income tax purposes at March 31, 2015, was $145,284,924.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

March 31, 2015 (continued)

NOTE 3. FEES AND OTHER TRANSACTIONSWITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC (the “Adviser”) serves as the investment adviser to the Fund.  For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund's NAV, which accrues daily based on the average daily net assets of the Fund and is paid quarterly.

The Adviser entered into a new “Expense Limitation and Reimbursement Agreement” for the year through through June 30, 2015 which limits the amount of certain expenses borne by the Fund an amount not to exceed 0.30% per annum of the Fund's net assets. For the year ended March 31, 2015, other expenses reimbursable by the Adviser were $438,038.

The Adviser engaged Callan Associates Inc. (the “Sub-Adviser”) to act as the Fund's investment Sub-Adviser for the selection of Investment Managers.  The Sub-Adviser fee is paid by the Adviser. The Adviser, with the assistance of the Sub-Adviser, allocates the Fund's assets and, thereafter, evaluates regularly each Investment Manager to determine whether its investment program is consistent with the Fund's investment objective and whether its investment performance is satisfactory. The Adviser may, at its discretion, reallocate the Fund's assets among the Investment Managers.

The Adviser and Sub-Adviser have retained the services of the following Investment Managers for the Fund: Security Capital Research &Management, Inc. (“Security Capital”); European Investors Incorporated (“EII”); and Forum Securities Limited (“Forum”). The Investment Managers will either (i) manage investment funds that invest in real estate-related debt, consisting of mezzanine and first mortgage debt, and directly in real estate through entities that qualify as real estate investment trusts (“REITs”) for federal income tax purposes  or investment vehicles treated similarly as private REITs for tax purposes (collectively, the “Investment Funds”) as described further below (see “Taxes”), or (ii) sub-advise a specified portion of the Fund's assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs (referred to hereafter as the “Real Estate Securities” and together with the Investment Funds as “Real Estate-Related Investments”).

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund's statutory underwriter and facilitates the distribution of Shares. For its services, the Fund pays to the Distributor a Distribution Fee that accrues on the basis of the average daily NAV of the Fund's F-Class shares only, at an annual rate of 0.75% (See Note 6).

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time.  Each of the Independent Directors is a member of the Audit Committee and/or Nominating Committee. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation from the Fund.

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended March 31, 2015, the purchases or sales of investment securities, excluding short-term investments and U.S. Government securities were $119,770,125 and $38,484,797, respectively.

NOTE 5. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.  Repurchase tenders made during the year ended March 31, 2015 were approximately $8,710,805.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

March 31, 2015 (continued)

Shareholders are notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board.  The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”).  Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require you to submit your tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds, net of any repurchase fee, will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund's Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2.0% of the Fund's outstanding Shares. As a result, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

A shareholder who tenders some, but not all, of such shareholder's Shares for repurchase as of a Repurchase Pricing Date will be required to maintain a minimum aggregate NAV of shares equal to $10,000. The Fund reserves the right to reduce the amount to be repurchased from a shareholder as of a Repurchase Pricing Date so that the required minimum aggregate NAV of shares is maintained. Upon request by a shareholder, the Board may permit a shareholder to cancel a shareholder's tender of Shares, if such cancelation is determined by the Board to be in the best interest of the Fund.

A shareholder who tenders for repurchase such shareholder's Shares during the first year following such shareholder's initial capital contribution will be subject to a fee of 2.00% of the value of the F-Shares repurchased by the Fund, payable to the Fund (an “Early Withdrawal Charge”). The Board may, in certain limited instances where the Board has determined that the remaining shareholders will not be materially and adversely affected or prejudiced, waive the Early Withdrawal Charge. Any such waiver does not imply that the Early Withdrawal Charge will be waived at any time in the future or that such Early Withdrawal Charge will be waived for any other shareholder.

NOTE 6. SUBSEQUENT EVENTS

Effective April 6, 2015, the Fund reduced the Distribution Fee, which accrues on the basis of the average daily NAV of the Fund's F-Class shares only, from an annual rate of 0.75% to an annual rate of 0.30%.  Management has evaluated the impact of all other subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. Copies of the Fund’s Forms N-Q are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC's website at http://www.sec.gov.  You may also review and copy Form N-Q at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, please call the SEC at 800-SEC-0330.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund's Dividend Reinvestment Policy.  A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification.  Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

TAX INFORMATION

For the fiscal year ended March 31, 2015, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends for the Fund may qualify for a maximum tax rate of 15%. The percentage of ordinary income dividends that qualify is 0.00%.

For the fiscal year ended March 31, 2015, certain dividends qualify for the dividends-received deduction (“DRD”) for corporate shareholders. The percentage of dividends-received deduction that qualify is 0.00%.

Shareholders should not use the above tax information to prepare their tax returns. The information is included with your Form 1099-DIV and is mailed annually in January.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At a meeting held on August 21, 2014, the Board of Directors (the “Board”) of the Company, including all of the directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), reaffirmed the investment management agreement between the Adviser and the Company (the “Investment Management Agreement”), as well as the approvals of the investment sub-advisory agreements between Callan Associates, Inc., European Investors, Forum Securities Limited, and Security Capital Research & Management (each a “Sub-Adviser” and together the “Sub-Advisers”) and the Company, respectively (collectively, the “Sub-Advisory Agreements”). The Board, including all of the Independent Directors, unanimously approved the Investment Management Agreement and Sub-Advisory Agreements for an additional one-year term.

The Board’s decisions to reaffirm the Investment Management Agreement and Sub-Advisory Agreements reflect the exercise of their business judgment.  In approving the Investment Management Agreement and Sub-Advisory Agreements, the Board considered information provided by the Adviser and each of the Sub-Advisers with the assistance and advice of counsel to the Company. In considering the approval of the Investment Management Agreement, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Company by the Adviser; (b) the investment performance of individuals affiliated with the Company and the Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to the Adviser from its relationships with the Company and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under the Investment Management Agreement; (h) the organizational capability and financial condition of the Adviser and its affiliates; and (i) the possibility of obtaining similar services from other third party service providers or through an internally managed structure.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

With respect to each of the Sub-Advisory Agreements, the Board took into account all materials provided prior to and during the meetings, the presentations made during the meetings, and the discussions during the meetings. Among other things, the Board considered (a) the nature, quality and extent of the advisory and other services to be provided to the Adviser and to the Company by each Sub-Adviser; (b) the investment performance of each respective Sub-Adviser; (c) comparative data with respect to advisory fees or similar expenses paid by other investment companies with similar investment objectives; (d) the Company’s projected operating expenses and expense ratio compared to investment companies with similar investment objectives; (e) any existing and potential sources of indirect income to each Sub-Adviser from their respective relationships with the Company and Adviser and the profitability of those relationships; (f) the extent to which economies of scale are relevant to the Company; (g) information about the services to be performed and the personnel performing such services under each of the Sub-Advisory Agreements; (h) the organizational capability and financial condition of each Sub-Adviser; and (i) the possibility of obtaining similar services from other potential sub-advisers.

The Board concluded that the Adviser and each Sub-Adviser had adequate resources to provide services to the Company. The Board also considered the advisory and sub-advisory fee rates payable by the Company under the proposed Investment Management Agreement and each respective Sub-Advisory Agreement. In addition, the Adviser entered into a new “Expense Limitation and Reimbursement Agreement” for the year from July 1, 2014 through June 30, 2015 which limits the amount of certain expenses borne by the Fund an amount not to exceed 0.30% per annum of the Fund's net assets.

After reviewing the aforementioned information regarding the Adviser’s and each Sub-Adviser’s costs, quality of services and economies of scale, the Board concluded that the fees payable under the Investment Management Agreement and each Sub-Advisory Agreement to be paid by the Company were fair and reasonable, and approved the Investment Management Agreement and each Sub-Advisory Agreement for an additional one-year period.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

DIRECTORS AND OFFICERS

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. Information pertaining to the Board is set forth below.

Name, Address and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Public Company Directorships Held by Director
Independent Directors(3)
Jeffrey A. Jones; Age 56	Independent Director	Since inception	Principal of Smith Jones, 8/08 to present	N/A	N/A
Richard J. McCready; Age 57	Independent Director	Since inception	President, The Davis Companies, 03/14 to Present; Chief Operations Officer, Executive Vice President and Investment Committee Member of Northstar Realty Finance Corp, 4/2006 to 1/2010;	N/A	N/A
Paul E. Sveen; Age 53	Independent Director	Since inception	Managing Partner & Founder Pantelan Real Estate Services, LLC 3/08 to Present; Chief Executive Officer of Integrated Asset Services, 3/11 to 6/11; Managing Partner of Pantelan, 3/08 to 3/11	N/A	N/A
Interested Directors(4)
William R. Fuhs, Jr.; Age 46	Chairman of the Board; President	Since inception	Chief Financial Officer and President of the Adviser, 2010 to present; Chief Financial and Operating Officer of Welton Street Holdings, 2006 to 2010.	N/A	N/A
Casey Frazier; Age 37	Director; Chief Investment Officer	Since inception

Chief Investment Officer of the Adviser, 2011 to present. Senior Vice President of NRF Capital Markets LLC, 2010 to 2011. Chief Investment Officer of Welton Street Investments, LLC and Welton Street Advisors LLC, 2005 to 2010.

			N/A	N/A

(1)     The address of each member of the Board is:  c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 4500 Cherry Creek Drive South, Fifth Floor, Glendale, Colorado 80246.

(2)     Each Director will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(3)     “Independent Directors” means members of the Board who are not “interested persons” of the Fund, the Adviser, Callan, the Distributor, or any affiliate of the Fund, the Adviser, Callan, or the Distributor, as defined by the Investment Company Act (“Independent Directors”).

(4)     “Interested Directors” means members of the Board who are “interested person,” as defined in the Investment Company Act, because of such person’s affiliation with the Fund (“Interested Directors”).

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (unaudited)

OFFICERS OF THE FUND

The address, age, and a description of principal occupations during the past five years are listed below for each officer of the Fund:

Name, Address and Age(1)	Position(s) Held with Fund	Term of Office and Length of Time Served(2)	Principal Occupation(s) During Past 5 Years
Mark D. Quam; Age 45	Chief Executive Officer	Since inception	Chief Executive Officer of the Adviser from 2010 to present. President, Chief Executive Officer and Founder of Welton Street Investments, LLC and Welton Street Holdings LLC, 2005 to 2010.
William R. Fuhs, Jr.; Age 46	President	Since inception	Chief Financial Officer and President of the Adviser, 2010 to present. Chief Financial and Operating Officer of Welton Street Holdings LLC, 2006 to 2010.
Casey Frazier; Age 37	Chief Investment Officer	Since inception

Chief Investment Officer of the Adviser, 2011 to present. Senior Vice President of NRF Capital Markets LLC, 2010 to 2011. Chief Investment Officer of Welton Street Investments, LLC and Welton Street Advisors LLC, 2005 to 2010.

John Gordon; Age 52	Chief Financial Officer, Since 2015 Chief Compliance Officer and Treasurer	Since inception

Owner of John Gordon, LLC (forensic accounting services), 2009 to present. Executive Vice President and Executive Vice President of Accounting and Finance of Madison Capital Management, LLC, 1999 to 2009.

(1)     The address of each Officer of the Fund is:  c/o Versus Capital Multi-Manager Real Estate Income Fund LLC, 4500 Cherry Creek Drive South, Fifth Floor, Glendale, Colorado 80246.

(2)     Each Officer will serve for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

Item 2. Code of Ethics.

(a)          The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)          There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)         The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(f)       The registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item. http://www.versuscapital.com

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Richard McCready is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $33,000 for 2014 and $38,000 for 2015.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $1,650 for 2014 and $0 for 2015.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,740 for 2014 and $10,000 for 2015.

All Other Fees
(d)

There were no aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)		Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Notwithstanding the foregoing, the Audit Committee is not responsible for certifying the Fund’s financial statements or guaranteeing the auditor’s report. The fundamental responsibility for the Fund’s financial statements and disclosures rests with management and the independent auditors.

1.	Independent Auditors

(a) Retain, terminate and replace independent auditors and approve all audit engagement fees and terms.

(b) Inform each registered public accounting firm performing work for the Fund that such firm shall report directly to the Audit Committee the findings of its audits.

(c)  Oversee the work of any registered public accounting firm employed by the Fund, including the resolution of any disagreement between management and the auditor regarding financial reporting, for the purpose of preparing or issuing an audit report or related work.

(d) Review and approve in advance any significant audit or non-audit engagement or relationship between the Fund and the independent auditors, other than “prohibited non-auditing services”.

(e) The following shall be “prohibited non-auditing services”:

	(i)	appraisal or valuation services, providing fairness opinions or preparing contribution-in-kind reports;

	(ii)	bookkeeping or other services related to the accounting records or financial statements of the audit client;

	(iii)	internal audit outsourcing services;

	(iv)	actuarial services;

	(v)	management functions or human resources;

	(vi)	broker or dealer, investment adviser or investment banking services;
	(vii)	legal services and expert services unrelated to the audit;

	(viii)	financial information systems design and implementation; and

	(ix)	any other service that the Public Fund Accounting Oversight Board prohibits through regulation.

(f) Notwithstanding the foregoing, pre-approval is not necessary for services other than audit, review or attest services if:

(i)      the aggregate amount of all such non-audit services provided to the Fund constitutes not more than five percent of the total amount of revenues paid by the Fund to its auditor during the fiscal year in which the non-audit services are provided;

(ii) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and

(iii)   such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board to whom authority to grant such approvals has been delegated by the Audit Committee. The Audit Committee may delegate to one or more of its members the authority to pre-approve any audit or non-audit services to be provided by the independent auditors so long as it is presented to the full Audit Committee at its next regularly scheduled meeting.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 100% (c) 100% (d) N/A

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2014 and $0 for 2015.

(h)	Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

PROXY VOTING POLICIES AND PROCEDURES

The Fund is a fund of funds that invests primarily in Investment Funds which have investors other than the Fund. The Fund may invest substantially all of its assets in non-voting securities of Investment Funds.

The Fund has delegated voting of proxies in respect of portfolio holdings to the Adviser, to vote the Fund’s proxies in accordance with the Adviser’s proxy voting guidelines and procedures. However, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to the Fund for vote (and the Fund holds voting interests in the Investment Fund), the Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with the following proxy voting guidelines (the “ Voting Guidelines “):

• In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser’s goal is to act prudently, solely in the best interest of the Fund.

• The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

• The Adviser, absent a particular reason to the contrary, generally will vote with management’s recommendations on routine matters. Other matters will be voted on a case-by-case basis.

The Adviser applies its Voting Guidelines in a manner designed to identify and address material conflicts that may arise between the Adviser’s interests and those of its clients before voting proxies on behalf of such clients. The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting and assess their materiality:

• The Adviser’s employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee’s personal relationships and due to special circumstances that may arise during the conduct of the Adviser’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of certain designated persons.

• Such designated persons work with appropriate personnel of the Adviser to determine whether an identified conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser’s decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

• If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

• If it is determined that a conflict of interest is material, the Adviser’s legal department works with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

•         disclosing the conflict to the Board and obtaining the consent of the Board before voting;

•         engaging another party on behalf of the Fund to vote the proxy on its behalf;

•         engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

•         such other method as is deemed appropriate under the circumstances given the nature of the conflict.

The Adviser shall maintain a written record of the method used to resolve a material conflict of interest. Information regarding how the Adviser voted the Fund’s proxies related to the Fund’s portfolio holdings during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-343-7916, and is available on the SEC’s website at http://www.sec.gov.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)	Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members
Casey Frazier – Chief Investment Officer – Since Inception
(a)(2)	Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Member

Name of Portfolio Manager or Team Member	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
	Registered Investment Companies:	N/A	N/A	N/A	N/A
	Other Pooled Investment Vehicles:	N/A	N/A	N/A	N/A
Casey Fraizer	Other Accounts:	8	$1,645,000	0	$0

(a)(3)	Compensation Structure of Portfolio Manager(s) or Management Team Members

CIO receives a fixed salary.

(a)(4)	Disclosure of Securities Ownership

None

(b)  Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.     Controls and Procedures.

(a)          The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)      The registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item. http://www.versuscapital.com

(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

               Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	6/03/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date	6/03/2015

By (Signature and Title)*	/s/ John Gordon
John Gordon, Chief Financial Officer
(principal financial officer)

Date	6/03/2015

* Print the name and title of each signing officer under his or her signature.